File Nos. 2-95553
                                                                        811-4215


                              SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ X ]

      Pre-Effective Amendment No.                                           [  ]


      Post-Effective Amendment No. 23                                      [ X ]


                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]


      Amendment No. 23                                                     [ X ]



                               (Check appropriate box or boxes.)

                                    DREYFUS GNMA FUND, INC.
                      (Exact Name of Registrant as Specified in Charter)


            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)


      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                     Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                   New York, New York 10166
                            (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)


            immediately upon filing pursuant to paragraph (b)
      ----
       X    on September 1, 2000 pursuant to paragraph (b)
      ----
            60 days after filing pursuant to paragraph (a)(i)
      ----
            on     (date)      pursuant to paragraph (a)(i)
      ----
            75 days after filing pursuant to paragraph (a)(ii)
      ----
            on     (date)      pursuant to paragraph (a)(ii) of Rule 485
      ----


If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----

Dreyfus

GNMA Fund, Inc.


Investing in Ginnie Maes and other mortgage-related securities for current income

PROSPECTUS September 1, 2000


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds



The Fund

Dreyfus GNMA Fund, Inc.
--------------------------------
Ticker Symbol: DRGMX

GOAL/APPROACH


The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.


The fund also may invest in other mortgage-related securities, including those issued by government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and collateralized mortgage obligations (CMOs), including residential and commercial mortgage-backed securities issued by governmental agencies or private entities. The fund can invest in privately issued mortgage-backed securities with a "BBB" or higher credit quality, but currently intends to invest in only those securities with an "A" or higher credit quality.

The fund also may purchase other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury bills, notes and bonds. It also may purchase asset-backed securities and enter into repurchase agreements.

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).



Concepts to understand

GINNIE MAES: securities backed by a pool of residential mortgages, which "pass through" to investors the interest and principal payments of homeowners. The Government National Mortgage Association guarantees that investors will receive timely principal and interest payments even if homeowners do not make mortgage payments on time.

CMOS: multi-class bonds backed by pools of mortgage pass-through securities or mortgage loans; either residential or commercial. CMOs may be issued by U.S. government agencies or private entities.

COMMERCIAL MORTGAGE-BACKED SECURITIES: a CMO backed by loans on apartment buildings, office buildings or shopping centers.




<PAGE 2>

MAIN RISKS

A security guaranteed by the U.S. government is guaranteed only as to principal and interest. Neither the market value of such security nor the fund's share price is guaranteed. The value of your investment in the fund could go up or down, which means that you could lose money.

While prices of fixed-income securities tend to move inversely with interest rate changes, mortgage-related securities may react differently to interest rate changes than other bonds, because of prepayments and other factors. For example, when interest rates fall, mortgage pass-through securities may be paid off earlier than expected, and the fund may reinvest those assets at lower rates. This factor lessens price-appreciation potential from interest rate declines. When rates rise, prices may decline less, given their generally higher coupon. Also, when rates rise it may effectively lengthen a mortgage-related security's expected maturity and cause the value of the security to fluctuate more widely in response to interest rate changes.

If the market for privately issued securities in which the fund invests becomes "illiquid," typically when there are many more sellers than buyers for the securities, the value of those securities, and the fund's share price, may fall dramatically.

Privately issued mortgage-related securities also are subject to credit risks associated with the underlying mortgage properties and, during difficult economic conditions, may be more volatile and less liquid than more traditional, government-backed debt securities.



Other potential risks

Most mortgage- and asset-backed securities are a form of derivative. The fund, at times, may also invest in other derivative securities, such as options and futures. Derivatives are used primarily to hedge the fund's portfolio, but may be used to increase returns; however, such practices may lower returns or increase volatility. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

The fund may buy securities on a forward-commitment basis, and enter into reverse repurchase agreements, which are forms of borrowing that can increase the fund's overall price volatility.

The Fund



<PAGE 3>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table compares the fund's average annual total return to that of the Lehman Brothers GNMA Index, an unmanaged Ginnie Mae performance benchmark. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)




9.75   14.50   6.34   7.16   -2.77   15.11  4.41   8.83   4.16   1.31
90     91      92     93     94      95     96     97     9      99



BEST QUARTER:                                 Q3 '91         +4.96%

WORST QUARTER:                                Q1 '94         -2.36%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/00 WAS 3.98%.
                        --------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                 1 Year               5 Years            10 Years
---------------------------------------------------------------------------------------------------------------------------------

FUND                                                               1.31%               6.66%                6.75%

LEHMAN
BROTHERS
GNMA INDEX                                                         1.93%               8.08%                7.87%




What this fund is --
and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.







<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load).
                        --------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS


Management fees                                                   0.60%

Rule 12b-1 fee                                                    0.20%

Other expenses                                                    0.12%

 ----------------------------------------------------------------------
TOTAL                                                             0.92%


-----------------------------------------------------------------------




Expense example

1 Year                                            3 Years                    5 Years                           10 Years

------------------------------------------------------------------------------------------------------------------------------
$94                                                $293                       $509                              $1,131




                        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.


RULE 12B-1 FEE: a fee to reimburse the fund's distributor for distributing fund shares, servicing shareholder accounts, and advertising and marketing. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.


OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund





<PAGE 5>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $134 billion in over 160 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.60% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $521 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) each have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


Portfolio manager

Michael Hoeh has been the fund's primary portfolio manager since March 1997 and has been employed by Dreyfus since October 1996. Prior to joining Dreyfus, Mr. Hoeh was senior vice president of the portfolio management division of ARM Capital Advisors, Inc.




<PAGE 6>

FINANCIAL HIGHLIGHTS


This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                   YEAR ENDED APRIL 30,
                                                            2000           1999            1998            1997           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                        14.54           14.99          14.44           14.50          14.32

Investment operations:

      Investment income -- net                                .90             .92            .91             .92            .96

      Net realized and unrealized gain
      (loss) on investments                                 (.65)           (.46)            .55           (.05)            .18

Total from investment operations                              .25             .46           1.46             .87           1.14

Distributions:

      Dividends from investment
      income -- net                                         (.90)           (.91)          (.91)           (.93)          (.96)

Net asset value, end of period                              13.89           14.54          14.99           14.44          14.50

Total return (%)                                             1.75            3.17          10.38            6.17           8.11
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                     .92             .94            .96             .96            .96

Ratio of interest expense
and loan commitment fees
to average net assets (%)                                      --             .25             --              --             --

Ratio of net investment income
to average net assets (%)                                    6.40            6.19           6.16            6.38           6.57

Portfolio turnover rate (%)                                420.18          206.15         342.71          323.99         144.43
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
($ x 1,000)                                               910,969       1,068,347      1,172,792       1,240,459      1,373,618


The Fund



<PAGE 7>

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
                                                             INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
                                                             YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.



Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.






<PAGE 8>

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.


BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not honor redemption checks, or process wire, telephone or TeleTransfer redemption requests, for up to eight business days following the purchase of those shares
     --------------------------------------------------------


Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------


CHECK                                     NO MINIMUM    $250,000 PER DAY

WIRE                                      $1,000        $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $500,000 FOR JOINT
                                                        ACCOUNTS
                                                        EVERY 30 DAYS




Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:


* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days


*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.



<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net capital gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
                        --------------------------------------------------------

Taxability of distributions

Type of                                    Tax rate for    Tax rate for
distribution                               15% bracket     28% bracket or above
                        --------------------------------------------------------

INCOME                                     ORDINARY        ORDINARY
DIVIDENDS                                  INCOME RATE     INCOME RATE

SHORT-TERM                                 ORDINARY        ORDINARY
CAPITAL GAINS                              INCOME RATE     INCOME RATE

LONG-TERM
CAPITAL GAINS                              10%             20%

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Taxes on transactions


Except in tax-advantaged accounts, any sale or exchange of fund shares, including through the checkwriting privilege, may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


The table at right also can provide a guide for your potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months.


Your Investment




<PAGE 11>

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.



Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






<PAGE 12>

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee may be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES worth $500 or more (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.

24-hour automated account access


YOU CAN EASILY MANAGE YOUR DREYFUS ACCOUNTS, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561.


Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

*    for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

*    for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
     1-800-358-0910


Your Investment

<PAGE 13>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018
   * DDA# 8900051973
   * the fund name
   * your Social Security or tax ID number
   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


          Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.


           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.




TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* DDA# 8900051973
* the fund name
* your account number
* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.






<PAGE 14>

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9671, Providence, RI 02940-9671



WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.



DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.



  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.



Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment



<PAGE 15>

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427


          By Telephone


          Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).



WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018
* DDA# 8900051973
* the fund name
* your account number
* name of investor
* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).


ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.





<PAGE 16>

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required.

Mail in your request (see "To Open an Account" at left).


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.



  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST COMPANY, CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.



Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment



<PAGE 17>

For More Information

                        Dreyfus GNMA Fund, Inc.
                        -----------------------------
                        SEC file number:  811-4215

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:


      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation                                  265P0900

-------------------------------------------------------------------------------

                            DREYFUS GNMA FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                                SEPTEMBER 1, 2000


-------------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus GNMA Fund, Inc. (the "Fund"), dated September 1, 2000, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:


           Call Toll Free 1-800-645-6561
           In New York City -- Call 1-718-895-1206
           Outside the U.S. -- Call 516-794-5452

      The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                                TABLE OF CONTENTS

                                                               Page

Description of the Fund.........................................B-2
Management of the Fund.........................................B-16
Management Arrangements........................................B-20
How to Buy Shares..............................................B-23
Service Plan...................................................B-25
How to Redeem Shares...........................................B-26
Shareholder Services...........................................B-29
Determination of Net Asset Value...............................B-32
Dividends, Distributions and Taxes.............................B-33
Portfolio Transactions.........................................B-35
Performance Information........................................B-35
Information About the Fund.....................................B-36
Counsel and Independent Auditors...............................B-37
Appendix.......................................................B-39

                             DESCRIPTION OF THE FUND


      The Fund is a Maryland corporation that commenced operations on May 29, 1985. The Fund is an open-end management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government such as Ginnie Maes).


      The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.


      Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.


Certain Portfolio Securities

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      Ginnie Maes. It is fundamental policy of the Fund that it will invest at least 65% of the value of its net assets (except when maintaining a temporary defensive position) in GNMA Certificates. GNMA Certificates also may include other securities that in the future are guaranteed by the Government National Mortgage Association ("GNMA").

      Ginnie Maes are created by an "issuer," which is a Federal Housing Administration ("FHA") approved mortgagee that also meets criteria imposed by the GNMA. The issuer assembles a pool of FHA, Farmers' Home Administration or Veterans' Administration ("VA") insured or guaranteed mortgages which are homogeneous as to interest rate, maturity and type of dwelling. Upon application by the issuer, and after approval by the GNMA of the pool, the GNMA provides its commitment to guarantee timely payment of principal and interest on the Ginnie Maes backed by the mortgages included in the pool. The Ginnie Maes, endorsed by the GNMA, then are sold by the issuer through securities dealers. The Fund will invest in Ginnie Maes only of the "fully modified pass-through" type which are guaranteed as to timely payment of principal and interest by the GNMA, a U.S. Government corporation.

      The GNMA is authorized under the National Housing Act to guarantee timely payment of principal and interest on Ginnie Maes. This guarantee is backed by the full faith and credit of the United States. The GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee.

      When mortgages in the pool underlying a Ginnie Mae are prepaid by mortgagors or by result of foreclosure, such principal payments are passed through to the certificate holders. Accordingly, the life of the Ginnie Mae is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular Ginnie Mae.

      Ginnie Maes bear a stated "coupon rate" which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA's and issuer's fees. For providing its guarantee, the GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages, and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

      Payments to holders of Ginnie Maes consist of the monthly distributions of interest and principal less the GNMA's and issuer's fees. The actual yield to be earned by a holder of a Ginnie Mae is calculated by dividing interest payments by the purchase price paid for the Ginnie Mae (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on Ginnie Maes. Because of the variation in the life of the pools of mortgages which back various Ginnie Maes, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of Ginnie Maes will differ significantly from the yield estimated by using an assumption of a 12-year life for each Ginnie Mae included in such a portfolio as described above.

      Additional Mortgage-Related Securities. The Fund also may invest in other mortgage-related securities, including those issued by government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), private mortgage pass-through securities and collateralized mortgage obligations, including real estate mortgage investment conduits or REMICs. The mortgage-related securities in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund also may invest in stripped mortgage-backed securities.

Government-Related Securities--Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by the FNMA.

      Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. While the FHLMC does not guarantee timely payment of principal, the FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Private Entity Securities--These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Commercial Mortgage-Related Securities--The Fund may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are structured to provide protection to the senior classes investors against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Residential Mortgage-Related Securities--The Fund may invest in mortgage-related securities representing participation interests in pools of one-to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as GNMA, FNMA, and FHLMC, or issued by private entities. Similar to commercial mortgage-related securities, residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

Subordinated Securities--The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.

Collateralized Mortgage Obligations ("CMOs") and Multi-Class Pass-Through Securities--A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

      Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such a LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.

      Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities--The Fund also may invest in stripped mortgage-backed securities, which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Adjustable-Rate Mortgage Loans ("ARMs")--ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Other Mortgage-Related Securities--Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

      The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

      The Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

      Asset-Backed Securities. Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

      Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in come cases, be available to support payments on these securities.

      Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price that the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

      Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

      Ratings. The rating assigned by a rating agency to a mortgage-related security issued by non-governmental entities is based on many factors, including the structure of the security, the level of subordination, the quality and adequacy of the collateral, and the past performance of the originators and servicing companies. The rating of any commercial mortgage-related security is determined to a substantial degree by the debt service coverage ratio (i.e., the ratio of the current net operating income from the commercial properties, in the aggregate, to the current debt service obligations on the properties) and the loan-to-value ratio of the pooled properties. Loan-to-value ratios may be particularly important in the case of commercial mortgages because most commercial mortgage loans provide that the lender's sole remedy in the event of a default is against the mortgaged property, and the lender is not permitted to pursue remedies with respect to other assets of the borrower. Accordingly, loan-to-value ratios, in certain circumstances, may determine the amount realized by the holder of the commercial mortgage-related security in the event of a default. See the Appendix for a general description of securities ratings.

      The ratings of the rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal.

Investment Techniques

      The following information supplements and should be read in conjunction with the Fund's Prospectus.

      Leverage. Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the Investment Company Act of 1940, as amended (the "1940 Act"), requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, the Fund's borrowings generally will be unsecured. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because they avoid certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

      Short-Selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

      Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

      The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

      Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) segregate permissible liquid assets in an amount that, together with the amount deposited with the broker as collateral, always equals the current value of the security sold short, or (b) otherwise cover its short position.

      Forward Roll Transactions. To enhance current income, the Fund may enter into forward roll transactions with respect to Ginnie Maes and other mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, will generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

      Forward Commitments. The Fund may purchase or sell Ginnie Maes and other mortgage-related securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments. At no time will the Fund have more than 33-l/3% of its assets committed to purchase securities on a forward commitment basis.

      Ginnie Maes and other mortgage-related securities purchased on a forward commitment basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

      Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      Derivatives. In addition to mortgage-related securities and asset-backed securities, the Fund may invest in, or enter into, other derivatives, such as options and futures, for a variety of reasons, including to hedge certain market risks, to manage the interest rate sensitivity (sometimes called duration) of fixed-income securities, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

      If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

      Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Transactions--In General. The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

      Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Options--In General. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options with respect to specific securities or futures contracts. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

      A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. The Fund may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by the Fund of options will be subject to the Manager's ability to predict correctly movements in interest rates and prices of securities underlying options. To the extent the Manager's predictions are incorrect, the Fund may incur losses.


      Future Developments. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.


Investment Considerations and Risks

      Fixed-Income Securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Mortgage-related securities issued by non-governmental entities will be purchased only if rated investment grade by a rating agency or, if unrated, deemed to be of comparable quality by the Manager. The Fund currently intends, however, to purchase such securities only if rated "A" or better, without reference to rating subcategories, or, if unrated, determined by the Manager to be of comparable quality. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

      Mortgage-Related Securities. Mortgage-related securities are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a U.S. Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of these securities, which may fluctuate, is not secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgages-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile.

      Simultaneous Investments. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

      The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 11 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. The Fund may not:

      1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

      2. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

      3. Underwrite the securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      4. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, provided that the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or acquire real estate as a result of ownership of such securities or instruments, and provided further that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

      5. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus or the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

      6. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this Investment Restriction, securities and instruments backed directly or indirectly by real estate and real estate mortgages and securities of companies engaged in the real estate business are not considered an industry.

      7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restriction Nos. 1, 2, 4 and 9 may be deemed to give rise to a senior security.

      8. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

      9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

      11. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      If a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


                             MANAGEMENT OF THE FUND

      The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:


      The Dreyfus Corporation..............Investment Adviser
      Dreyfus Service Corporation..........Distributor
      Dreyfus Transfer, Inc................Transfer Agent
      Mellon Bank, N.A.....................Custodian


      Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.





Board Members of the Fund


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
      Board of various funds in the Dreyfus Family of Funds. He also is a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc., a provider of various outsourcing functions for small and medium size companies, and QuickCAT.com, Inc., a private company engaged in the development of high speed movement, routing, storage, and encryption of data across all modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of the Distributor. From August 1994 to December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID W. BURKE, Board Member. Board member of various funds in the Dreyfus
      Family of Funds. Chairman of the Broadcasting Board of Governors, an independent board within the United States Information Agency, from August 1994 to November 1998. From August 1994 to December 1994, Mr. Burke was a Consultant to the Manager, and from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 64 years old and his address is Box 654, Eastham, Massachusetts 02642.

SAMUEL CHASE, Board Member.  Retired.  From 1982 through 1996, Mr. Chase has
              ------------
      been President of Samuel Chase & Company, Ltd., an economic consulting firm. He is 68 years old and his address is 10380 Springhill Road, Belgrade, Montana 59714.

GORDON J. DAVIS, Board Member. A Senior partner with the firm of LeBoeuf, Lamb,
      Greene & MacRae, since October 1994. From 1983 to September 1994, Mr. Davis was a senior partner with the law firm of Lord Day & Lord, Barrett Smith. He was Commissioner of Parks and Recreation for the City of New York from 1978 to 1983. He is also a director of Consolidated Edison, a utility company, and Phoenix Home Life Insurance Company and a member of various other corporate and not-for-profit boards. He is 59 years old and his address is 241 Central Park West, New York, New York 10023.

JONI EVANS, Board Member. Senior Vice President of the William Morris Agency, since September 1993. From September 1987 to May 1993, Executive Vice President of Random House, Inc.; from January 1991 to May 1993, President and Publisher of Turtle Bay Books; from January 1987 to December 1990, Publisher of Random House-Adult Trade Division; and from September 1985 to September 1987, President of Simon and Schuster-Trade Division. She is 58 years old and her address is 1325 Avenue of the Americas, 33rd floor, New York, New York 10019.

ARNOLD S. HIATT, Board Member.  Chairman of The Stride Rite Foundation.  From
                 ------------
      1969 to June 1992, Mr. Hiatt was Chairman of the Board, President or Chief Executive Officer of The Stride Rite Corporation, a multi-divisional footwear manufacturing and retailing company. Mr. Hiatt is also a director of the Cabot Corporation. He is 73 years old and his address is 5 Cambridge Center, Cambridge, Massachusetts 02142.

BURTON N. WALLACK, Board Member. President and co-owner of Wallack Management
      Company, a real estate management company managing real estate in the New York City area. He is 49 years old and his address is 18 East 64th Street, New York, New York 10021.

The Fund has a standing nominating committee comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.

      The Fund typically pays its Board members an annual retainer and a per meeting fee and reimbursement for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended April 30, 2000, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1999, was as follows:


                                          Total Compensation
                         Aggregate        From Fund and
Name of Board        Compensation From    Fund Complex
     Member               Fund**          Paid to Board
Member


Joseph S. DiMartino      $  8,750        $642,177 (189)

David W. Burke           $  7,000        $228,500 (62)

Samuel Chase             $  6,500        $ 53,500 (12)

Gordon J. Davis          $  7,000        $ 89,625 (29)

Joni Evans               $  7,000        $ 42,250 (12)

Arnold S. Hiatt          $  6,500        $ 45,000 (12)

Burton N. Wallack        $  7,000        $ 49,750 (12)



---------------------

* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.


** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $9,466 for all Board members as a group.


Officers of the Fund


STEPHEN E. CANTER, President.  President, Chief Operating Officer, Chief
      Investment Officer and a director of the Manager, and an officer of other investment companies advised or administered by the Manager. Mr. Canter also is a Director or Executive Committee Member of other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

MARK N. JACOBS, Vice President.  Vice President, Secretary and General
      Counsel of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 53 years old.

JOSEPH CONNOLLY, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 42 years old.

JOHN B. HAMMALIAN, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 37 years old.

STEVEN F. NEWMAN, Assistant Secretary.  Associate General Counsel and
      Assistant Secretary of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 50 years old.

MICHAEL A. ROSENBERG, Assistant Secretary.  Associate General Counsel of the
      Manager, and an officer of other investment companies advised or administered by the Manager. He is 40 years old.

WILLIAM MCDOWELL, Assistant Treasurer. Senior Accounting Manager-Taxable Fixed
      Income of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 41 years old.


      The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


      The Fund's Board members and officers, as a group, owned less than 1% of the Fund's voting securities outstanding on July 31, 2000.

      As of July 31, 2000, there were no shareholders known by the Fund to own of record 5% or more of the outstanding voting securities of the Fund.



                             MANAGEMENT ARRANGEMENTS


      Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global multibank financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty largest bank holding companies in the United States based on total assets.

      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Fund and the Manager. The Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event its continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Fund's shares, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman--Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Mark
N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President--Product Development; Mary Beth Leibig, Vice President--Human Resources; Ray Van Cott, Vice President--Information Systems; Theodore A. Schachar, Vice President--Tax; Wendy Strutt, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliot, Martin G. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


      The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Roger King, Michael Hoeh and Gerald E. Thunelius. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.


     The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


      The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining corporate existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and corporate meetings, and any extraordinary expenses. The Fund bears certain servicing expenses in accordance with a written plan and also bears certain costs associated with implementing and operating such plan and costs of preparing and printing prospectuses and statements of additional information. See "Service Plan."


      As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. The management fees for the fiscal years ended April 30, 1998, 1999 and 2000 amounted to $7,273,135, $6,741,733 and $5,881,134, respectively.


      The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1 1/2% of the average value of the net assets of the Fund for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated, reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


      Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, N.A. (the "Custodian"), One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, is the Fund's custodian. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                                HOW TO BUY SHARES

      General. You can purchase Fund shares directly from the Distributor or certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents"), that have entered into service agreements with the Distributor. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

      The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

      Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange is open for business. For purposes of determining net asset value per share, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Fund's investments are valued generally by using available market quotations or at fair value which may be determined by one or more independent pricing services approved by the Fund's Board. Each pricing service's procedures are reviewed under the general supervision of the Board. For further information regarding the methods employed in valuing Fund investments, see "Determination of Net Asset Value."

      For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      Dreyfus TeleTransfer Privilege. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

      Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                                  SERVICE PLAN


      Rule 12b-1 (the "Rule"), adopted by the Securities and Exchange Commission under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Board has adopted such a plan (the "Plan"), pursuant to which the Fund reimburses the Distributor for expenses incurred in distributing Fund shares, servicing shareholder accounts ("Servicing") and advertising and marketing the Fund, at a maximum aggregate annual rate of up to 0.20% of the value of the Fund's average daily net assets. The Fund's Board believes that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. At a meeting of the Fund's Board on April 21, 1999, the Board approved amendments to the Plan to convert it from a form of "compensation" plan to its current form as a "reimbursement" plan. The plan amendments were effective on May 1, 1999. Prior thereto, the Plan provided for the Manager to be compensated at the annual rate of 0.20% of the Fund's average daily net assets, for providing advertising and marketing services, and for Servicing.

      The Distributor may pay one or more Service Agents a fee in respect of Fund shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.


      The Fund also bears the costs of preparing and printing prospectuses and statements of additional information used for regulatory purposes and for distribution to existing shareholders. Under the Plan, the Fund bears (i) the costs of preparing, printing and distributing prospectuses and statements of additional information used for other purposes, and (ii) the costs associated with implementing and operating the Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the Fund the greater of $100,000 or .005% of the value of the Fund's average daily net assets for such fiscal year.


      A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund's Board for its review. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan or in the related service agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and the related service agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan or in any of the related service agreements or by vote of a majority of the Fund's shares. Any service agreement is terminable without penalty, at any time, by such vote of the Board members or, upon not more than 60 days' written notice to the Service Agent, by vote of the holders of a majority of the Fund's shares, or, upon 15 days' notice by either party to such service agreement. Each service agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      Under the Plan, for the fiscal year ended April 30, 2000, the total amount paid by the Fund was $1,571,622, of which (a) $69,542 was paid to Premier Mutual Fund Services, Inc., the Fund's distributor until March 21, 2000, for payments made to Service Agents for distributing Fund shares and Servicing, (b) $1,498,760 was paid to the Distributor and the Manager for advertising and marketing Fund shares and Servicing and (c) $3,320 was paid for printing the Fund's prospectus and statement of additional information, as well as implementing and operating the Plan.



                              HOW TO REDEEM SHARES


      General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will not honor Checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone or pursuant to the Dreyfus TeleTransfer Privilege, for a period of eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder(R) order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      Checkwriting Privilege. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.


      You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.


      The Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.


      This Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

      Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                    Transfer Agent's
           Transmittal Code         Answer Back Sign

           144295                   144295 TSSG PREP

      If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

      To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


      Dreyfus TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $500,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."


      Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor, and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.


      Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.


      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES


      Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager or Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:


           A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

           B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

           C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

           D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

      To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

      To request an exchange, you, or your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touch(R) automated telephone system) from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or a fund advised by Founders of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.


      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having identical names and other identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

      Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

      Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time.


      Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or a fund advised by Founders of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


           A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

           B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

           C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

           D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      Corporate Pension/Profit-Sharing and Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Education IRAs and rollover IRAs) and 403(b)(7) Plans. Plan support services also are available.

      If you who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

      You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.


                        DETERMINATION OF NET ASSET VALUE

      Valuation of Portfolio Securities. The Fund's investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Fund's Board. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Fund's Board. Expenses and fees, including the management fee (reduced by the expense limitation, if any) and the fees under the Service Plan, are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

      New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


      Management believes that the Fund qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended April 30, 2000. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income from taxable obligations and net short-term capital gains) to its shareholders, and must meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


      If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


      Any dividend or distribution paid shortly after a shareholder's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in the Prospectus. In addition, if a shareholder holds Fund shares for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. In addition, all or a portion of the gain realized from engaging in "conversion transaction" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

      Gain or loss, if any, realized by the Fund from certain futures and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing purchase transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized as described above.

      Offsetting positions held by the Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

      If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds and appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.


      Investment by the Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could cause the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue as income each year a portion of the discount (or deemed discount) at which such securities were issued. A portion of such income would be allocable to an investor even though no corresponding distribution were made to the investor, thus causing the investor's income to exceed distributions to him.


                             PORTFOLIO TRANSACTIONS


      Portfolio securities ordinarily are purchased from and sold to parties acting as principal. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from whom it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally are executed at a price between the bid and asked price. No brokerage commissions have been paid by the Fund to date.


      Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sale of shares of the Fund or other funds managed, advised or administered by the Manager or its affiliates.


      Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the Manager's opinion that the receipt and study of such services should not reduce the overall expenses of its research department.



                             PERFORMANCE INFORMATION


      The Fund's current yield for the 30-day period ended April 30, 2000, was 6.46%. Current yield is computed pursuant to a formula which operates as follows: The amount of the Fund's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by the Fund during the period. That result is then divided by the product of: (a) the average daily number of shares outstanding during the period that were entitled to receive dividends and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2.

      The Fund's average annual total return for the 1-, 5- and 10-year periods ended April 30, 2000, was 1.75%, 5.87% and 7.02%, respectively. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

      The Fund's total return for the period May 29, 1985 (commencement of operations) through April 30, 2000, was 198.37%. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

      Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from broad-based securities market indexes and industry reporting services and publications. From time to time, advertising materials for the Fund may refer to or discuss then-current or past economic conditions, developments and/or events, and actual or proposed tax legislation. From time to time, advertising materials for the Fund also may refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time, advertising materials for the Fund also may refer to Lipper rankings, or to Morningstar ratings and related analyses supporting the rating. From time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or The Dreyfus Gender Investment Comparison Study (1996 & 1997)" or other such studies.




                           INFORMATION ABOUT THE FUND

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

      The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of the Fund.

                              APPENDIX

      Description of certain Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff") ratings:

S&P

Bond Ratings

                                 AAA

      Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                 AA

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                  A


      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                 BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.


Moody's

Bond Ratings
                                 Aaa


      Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                                 Aa


      Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


                                  A


      Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


                                 Baa


      Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Fitch

Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                 AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                 AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                  A

      Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                 BBB

      Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Duff

Bond Ratings

                                 AAA

      Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                 AA

      Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                  A

      Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                 BBB

      Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.

      Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.




                                  DREYFUS GNMA FUND, INC.

                                 PART C. OTHER INFORMATION
                              --------------------------------


Item 23.    Exhibits
-------     ----------


     (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) (b) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on June 24, 1994.


     (b)  Registrant's By-Laws, as amended.


     (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on July 12, 1995.


     (e)  Forms of Distribution Agreement and Service Agreements.


     (f) Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 29, 1996.

     (i) Opinion and consent of Stroock & Stroock & Lavan, LLP is incorporated by reference to Exhibit (10) of Post Effective Amendment No. 19 to the Registration Statement on form N-1A, filed on August 29, 1996.

     (j)  Consent of Ernst & Young, LLP, Independent Auditors.


     (m)  Rule 12b-1 Service Plan, as amended.


     (p)  Code of Ethics.

Item 23.    Exhibits. - List (continued)
-------     -----------------------------------------------------

            Other Exhibits
            --------------

                  (a)   Powers of Attorney.

                  (b)   Certificate of Secretary.


Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     -------------------------------------------------------

            Not Applicable

 Item 25.   Indemnification
-------     ---------------

            Reference is made to Article VIII of the Registrant's Articles of Incorporation incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on June 24, 1994. The application of these provisions is limited by Article 10 of the Registrant's By-Laws, as amended, incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on July 12, 1995, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registration in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

            Reference is also made to the Form of Distribution Agreement which is being filed as Exhibit (e) of this Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.

Item 26.    Business and Other Connections of Investment Adviser.
-------     ---------------------------------------------------

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




ITEM 26.    Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------

            Officers and Directors of Investment Adviser



Name and Position
With Dreyfus           Other Businesses           Position Held       Dates



CHRISTOPHER M. CONDRON Franklin Portfolio         Director            1/97 - Present
Chairman of the Board  Associates,
and                    LLC*
Chief Executive
Officer
                       TBCAM Holdings, Inc.*      Director            10/97 - Present
                                                  President           10/97 - 6/98
                                                  Chairman            10/97 - 6/98

                       The Boston Company         Director            1/98 - Present
                       Asset Management, LLC*     Chairman            1/98 - 6/98
                                                  President           1/98 - 6/98

                       The Boston Company         President           9/95 - 1/98
                       Asset Management, Inc.*    Chairman            4/95 - 1/98
                                                  Director            4/95 - 1/98

                       Franklin Portfolio         Director            1/97 - Present
                       Holdings, Inc.*

                       Certus Asset Advisors      Director            6/95 - Present
                       Corp.**

                       Mellon Capital Management  Director            5/95 - Present
                       Corporation***

                       Mellon Bond Associates,    Executive Committee 1/98 - Present
                                   LLP+ Member

                       Mellon Bond Associates+    Trustee             5/95 - 1/98

                       Mellon Equity Associates,  Executive           1/98 - Present
                                 LLP+ Committee
                                                  Member

                       Mellon Equity Associates+  Trustee             5/95 - 1/98

                       Boston Safe Advisors,      Director            5/95 - Present
                       Inc.*                      President           5/95 - Present

                       Mellon Bank, N.A. +        Director            1/99 - Present
                                                  Chief Operating     3/98 - Present
                                                  Officer             3/98 - Present
                                                  President           11/94 - 3/98
                                                  Vice Chairman

                       Mellon Financial           Chief Operating     1/99 - Present
                       Corporation+               Officer             1/99 - Present
                                                  President           1/98 - Present
                                                  Director            11/94 - 1/99
                                                  Vice Chairman

                       Founders Asset             Chairman            12/97 - Present
                       Management,                Director            12/97 - Present
                       LLC****

                       The Boston Company, Inc.*  Vice Chairman       1/94 - Present
                                                  Director            5/93 - Present

                       Laurel Capital Advisors,   Executive Committee 1/98 - 8/98
                                   LLP+ Member

CHRISTOPHER M. CONDRON Laurel Capital Advisors+   Trustee             10/93 - 1/98
Chairman and Chief
Executive Officer      Boston Safe Deposit and    Director            5/93 - Present
(Continued)            Trust
                       Company*

                       The Boston Company         President           6/89 - 1/97
                       Financial                  Director            6/89 - 1/97
                       Strategies, Inc. *

MANDELL L. BERMAN      Self-Employed              Real Estate         11/74 - Present
Director               29100 Northwestern Highway Consultant,
                              Suite 370 Residential
                        Southfield, MI 48034 Builder and
                                                  Private Investor

BURTON C. BORGELT      DeVlieg Bullard, Inc.      Director            1/93 - Present
Director               1 Gorham Island
                       Westport, CT 06880

                       Mellon Financial           Director            6/91 - Present
                       Corporation+

                       Mellon Bank, N.A. +        Director            6/91 - Present

                       Dentsply International,    Director            2/81 - Present
                       Inc.
                       570 West College Avenue
                       York, PA

                       Quill Corporation          Director            3/93 - Present
                       Lincolnshire, IL

STEPHEN E. CANTER      Dreyfus Investment         Chairman of the     1/97 - Present
President, Chief       Advisors, Inc.++           Board               5/95 - Present
Operating                                         Director            5/95 - Present
Officer, Chief                                    President
Investment
Officer, and Director

                       Newton Management Limited  Director            2/99 - Present
                       London, England

                       Mellon Bond Associates,    Executive           1/99 - Present
                                 LLP+ Committee
                                                  Member

                       Mellon Equity Associates,  Executive Committee 1/99 - Present
                                   LLP+ Member

                       Franklin Portfolio         Director            2/99 - Present
                       Associates,
                       LLC*

                       Franklin Portfolio         Director            2/99 - Present
                       Holdings, Inc.*

                       The Boston Company Asset   Director            2/99 - Present
                       Management, LLC*

                       TBCAM Holdings, Inc.*      Director            2/99 - Present

                       Mellon Capital Management  Director            1/99 - Present
                       Corporation***

STEPHEN E. CANTER      Founders Asset Management, Member, Board of    12/97 - Present
President, Chief       LLC****                    Managers
Operating                                         Acting Chief        7/98 - 12/98
Officer, Chief                                    Executive
Investment                                        Officer
Officer, and Director
(CONTINUED)
                       The Dreyfus Trust          Director            6/95 - Present
                       Company+++                 Chairman            1/99 - Present
                                                  President           1/99 - Present
                                                  Chief Executive     1/99 - Present
                                                  Officer

THOMAS F. EGGERS       Dreyfus Service            Chief Executive     3/00 - Present
Vice Chairman -        Corporation++              Officer
Institutional                                     and Chairman of
And Director                                      the                 4/96 - 3/00
                                                  Board               9/96 - Present
                                                  Executive Vice
                                                  President
                                                  Director

                       Founders Asset Management, Member, Board of    2/99 - Present
                                LLC**** Managers

                       Dreyfus Investment         Director            1/00 - Present
                       Advisors, Inc.

                       Dreyfus Service            Director            3/99 - Present
                       Organization,
                       Inc.++

                       Dreyfus Insurance Agency   Director            3/99 - Present
                       of
                       Massachusetts, Inc. +++

                       Dreyfus Brokerage          Director            11/97 - 6/98
                       Services, Inc.
                       401 North Maple Avenue
                       Beverly Hills, CA.

STEVEN G. ELLIOTT      Mellon Financial           Senior Vice         1/99 - Present
Director               Corporation+               Chairman            1/90 - Present
                                                  Chief Financial     6/92 - 1/99
                                                  Officer             1/90 - 5/98
                                                  Vice Chairman
                                                  Treasurer

                       Mellon Bank, N.A.+         Senior Vice         3/98 - Present
                                                  Chairman            6/92 - 3/98
                                                  Vice Chairman       1/90 - Present
                                                  Chief Financial
                                                  Officer

                       Mellon EFT Services        Director            10/98 - Present
                       Corporation
                       Mellon Bank Center, 8th
                       Floor
                       1735 Market Street
                       Philadelphia, PA 19103

                       Mellon Financial Services  Director            1/96 - Present
                       Corporation #1             Vice President      1/96 - Present
                       Mellon Bank Center, 8th
                       Floor
                       1735 Market Street
                       Philadelphia, PA 19103

                       Boston Group Holdings,     Vice President      5/93 - Present
                       Inc.*

                       APT Holdings Corporation   Treasurer           12/87 - Present
                       Pike Creek Operations
                       Center
                       4500 New Linden Hill Road
                       Wilmington, DE 19808

STEVEN G. ELLIOTT      Allomon Corporation        Director            12/87 - Present
Director (Continued)   Two Mellon Bank Center
                       Pittsburgh, PA 15259

                       Collection Services        Controller          10/90 - 2/99
                       Corporation                Director            9/88 - 2/99
                       500 Grant Street           Vice President      9/88 - 2/99
                       Pittsburgh, PA 15258       Treasurer           9/88 - 2/99

                       Mellon Financial Company+  Principal Exec.     1/88 - Present
                                                  Officer             8/87 - Present
                                                  Chief Executive     8/87 - Present
                                                  Officer             8/87 - Present
                                                  Director
                                                  President

                       Mellon Overseas            Director            4/88 - Present
                       Investments
                       Corporation+

                       Mellon Financial Services  Treasurer           12/87 - Present
                       Corporation # 5+

                       Mellon Financial Markets,  Director            1/99 - Present
                       Inc.+

                       Mellon Financial Services  Director            1/99 - Present
                       Corporation #17
                       Fort Lee, NJ

                       Mellon Mortgage Company    Director            1/99 - Present
                       Houston, TX

                       Mellon Ventures, Inc. +    Director            1/99 - Present

LAWRENCE S. KASH       Dreyfus Investment         Director            4/97 - 12/99
Vice Chairman          Advisors, Inc.++

                       Dreyfus Brokerage          Chairman            11/97 - 2/99
                       Services, Inc.             Chief Executive     11/97 - 2/98
                          401 North Maple Ave. Officer
                       Beverly Hills, CA

                       Dreyfus Service            Director            1/95 - 2/99
                       Corporation++              President           9/96 - 3/99

                       Dreyfus Precious Metals,   Director            3/96 - 12/98
                       Inc.+++                    President           10/96 - 12/98

                       Dreyfus Service            Director            12/94 - 3/99
                       Organization, Inc.++       President           1/97 -  3/99

                       Seven Six Seven Agency,    Director            1/97 - 4/99
                       Inc. ++

                       Dreyfus Insurance Agency   Chairman            5/97 - 3/99
                       of                         President           5/97 - 3/99
                       Massachusetts, Inc.++++    Director            5/97 - 3/99

                       The Dreyfus Trust          Chairman            1/97 - 1/99
                       Company+++                 President           2/97 - 1/99
                                                  Chief Executive     2/97 - 1/99
                                                  Officer             12/94 - Present
                                                  Director

LAWRENCE S. KASH       The Dreyfus Consumer       Chairman            5/97 - 6/99
Vice Chairman          Credit                     President           5/97 - 6/99
(Continued)            Corporation++              Director            12/94 - 6/99

                       Founders Asset Management, Member, Board of    12/97 - 12/99
                                LLC**** Managers

                       The Boston Company         Chairman            12/95 - 1/99
                       Advisors,                  Chief Executive     12/95 - 1/99
                       Inc.                       Officer             12/95 - 1/99
                            Wilmington, DE President

                       The Boston Company, Inc.*  Director            5/93 - 1/99
                                                  President           5/93 - 1/99

                       Mellon Bank, N.A.+         Executive Vice      6/92 - Present
                                                  President

                       Laurel Capital Advisors,   Chairman            1/98 - 8/98
                       LLP+                       Executive Committee 1/98 - 8/98
                                                  Member
                                                  Chief Executive     1/98 - 8/98
                                                  Officer             1/98 - 8/98
                                                  President

                       Laurel Capital Advisors,   Trustee             12/91 - 1/98
                       Inc. +                     Chairman            9/93 - 1/98
                                                  President and CEO   12/91 - 1/98

                       Boston Group Holdings,     Director            5/93 - Present
                       Inc.*                      President           5/93 - Present

                       Boston Safe Deposit &      Director            6/93 - 1/99
                       Trust Co.+                 Executive Vice      6/93 - 4/98
                                                  President

MARTIN G. MCGUINN      Mellon Financial           Chairman            1/99 - Present
Director               Corporation+               Chief Executive     1/99 - Present
                                                  Officer             1/98 - Present
                                                  Director            1/90 - 1/99
                                                  Vice Chairman

                       Mellon Bank, N. A. +       Chairman            3/98 - Present
                                                  Chief Executive     3/98 - Present
                                                  Officer             1/98 - Present
                                                  Director            1/90 - 3/98
                                                  Vice Chairman

                       Mellon Leasing             Vice Chairman       12/96 - Present
                       Corporation+

                       Mellon Bank (DE) National  Director            4/89 - 12/98
                       Association
                       Wilmington, DE

                       Mellon Bank (MD) National  Director            1/96 - 4/98
                       Association
                       Rockville, Maryland

J. DAVID OFFICER       Dreyfus Service            President           3/00 - Present
Vice Chairman          Corporation++              Executive Vice      5/98 - 3/00
And Director                                      President           3/99 - Present
                                                  Director

                       Dreyfus Service            Director            3/99 - Present
                       Organization,
                       Inc.++

                       Dreyfus Insurance Agency   Director            5/98 - Present
                       of
                       Massachusetts, Inc.++++

                       Dreyfus Brokerage          Chairman            3/99 - Present
                       Services, Inc.
                       401 North Maple Avenue
                       Beverly Hills, CA

                       Seven Six Seven Agency,    Director            10/98 - Present
                       Inc.++

                       Mellon Residential         Director            4/97 - Present
                       Funding Corp. +

                       Mellon Trust of Florida,   Director            8/97 - Present
                       N.A.
                       2875 Northeast 191st
                       Street
                       North Miami Beach, FL
                       33180

                       Mellon Bank, NA+           Executive Vice      7/96 - Present
                                                  President

                       The Boston Company, Inc.*  Vice Chairman       1/97 - Present
                                                  Director            7/96 - Present

                       Mellon Preferred Capital   Director            11/96 - 1/99
                       Corporation*

                       RECO, Inc.*                President           11/96 - Present
                                                  Director            11/96 - Present

                       The Boston Company         President           8/96 - 6/99
                       Financial                  Director            8/96 - 6/99
                       Services, Inc.*

                       Boston Safe Deposit and    Director            7/96 - Present
                       Trust                      President           7/96 - 1/99
                       Company*

                       Mellon Trust of New York   Director            6/96 - Present
                       1301 Avenue of the
                       Americas
                       New York, NY 10019

                       Mellon Trust of California Director            6/96 - Present
                       400 South Hope Street
                       Suite 400
                       Los Angeles, CA 90071

                       Mellon United National     Director            3/98 - Present
                       Bank
                       1399 SW 1st Ave., Suite
                       400
                       Miami, Florida

                       Boston Group Holdings,     Director            12/97 - Present
                       Inc.*

                       Dreyfus Financial          Director            9/96 - Present
                       Services Corp. +

J. DAVID OFFICER       Dreyfus Investment         Director            4/96 - Present
Vice Chairman and      Services
Director (Continued)   Corporation+

RICHARD W. SABO        Founders Asset Management  President           12/98 - Present
Director               LLC****                    Chief Executive     12/98 - Present
                                                  Officer

                       Prudential Securities      Senior Vice         07/91 - 11/98
                       New York, NY               President           07/91 - 11/98
                                                  Regional Director

RICHARD F. SYRON       Thermo Electron            President           6/99 - Present
Director               81 Wyman Street            Chief Executive     6/99 - Present
                         Waltham, MA 02454-9046 Officer

                       American Stock Exchange    Chairman            4/94 - 6/99
                       86 Trinity Place           Chief Executive     4/94 - 6/99
                           New York, NY 10006 Officer

RONALD P. O'HANLEY     Franklin Portfolio         Director            3/97 - Present
Vice Chairman          Holdings, Inc.*

                       Franklin Portfolio         Director            3/97 - Present
                       Associates,
                       LLC*

                       Boston Safe Deposit and    Executive Committee 1/99 - Present
                                  Trust Member
                       Company*                   Director            1/99 - Present

                       The Boston Company, Inc.*  Executive Committee 1/99 - Present
                                                  Member              1/99 - Present
                                                  Director

                       Buck Consultants, Inc.++   Director            7/97 - Present

                       Newton Asset Management    Executive           10/98 - Present
                                  LTD Committee
                       (UK)                       Member              10/98 - Present
                            London, England Director

                       Mellon Asset Management    Non-Resident        11/98 - Present
                            (Japan) Co., LTD Director
                       Tokyo, Japan

                       TBCAM Holdings, Inc.*      Director            10/97 - Present

                       The Boston Company Asset   Director            1/98 - Present
                       Management, LLC*

                       Boston Safe Advisors,      Chairman            6/97 - Present
                       INC.*                      Director            2/97 - Present

                       Pareto Partners            Partner             5/97 - Present
                        271 Regent Street Representative
                       London, England W1R 8PP

                       Mellon Capital Management  Director            2/97 -Present
                       Corporation***

                       Certus Asset Advisors      Director            2/97 - Present
                       Corp.**

RONALD P. O'HANLEY     Mellon Bond Associates;    Trustee             1/98 - Present
Vice Chairman          LLP+                       Chairman            1/98 - Present
(Continued)

                       Mellon Equity Associates;  Trustee             1/98 - Present
                       LLP+                       Chairman            1/98 - Present

                       Mellon-France Corporation+ Director            3/97 - Present

                       Laurel Capital Advisors+   Trustee             3/97 - Present

STEPHEN R. BYERS       Dreyfus Service            Senior Vice         3/00 - Present
Director of            Corporation++              President           5/97 - 11/99
Investments and        Gruntal & Co., LLC         Executive Vice      5/97 - 11/99
Senior Vice President  New York, NY               President           5/97 - 11/99
                                                  Partner
                                                  Executive Committee 5/97 -
                                                  11/99 Member Board of
                                                  Directors 5/97 - 11/99 Member
                                                  5/97 - 6/99 Treasurer Chief
                                                  Financial Officer

MARK N. JACOBS         Dreyfus Investment         Director            4/97 - Present
General Counsel,       Advisors, Inc.++           Secretary           10/77 - 7/98
Vice President, and
Secretary              The Dreyfus Trust          Director            3/96 - Present
                       Company+++
                       The TruePenny              President           10/98 - Present
                       Corporation++              Director            3/96 - Present

                       Dreyfus Service            Director            3/97 - 3/99
                       Organization, Inc.++

WILLIAM H. MARESCA     The Dreyfus Trust          Chief Financial     3/99 - Present
Controller             Company+++                 Officer             9/98 - Present
                                                  Treasurer           3/97 - Present
                                                  Director

                       Dreyfus Service            Chief Financial     12/98 - Present
                              Corporation++ Officer

                       Dreyfus Consumer Credit    Treasurer           10/98 - Present
                       Corp. ++

                       Dreyfus Investment         Treasurer           10/98 - Present
                       Advisors, Inc. ++

                       Dreyfus-Lincoln, Inc.      Vice President      10/98 - Present
                       4500 New Linden Hill Road
                       Wilmington, DE 19808

                       The TruePenny              Vice President      10/98 - Present
                       Corporation++

                       Dreyfus Precious Metals,   Treasurer           10/98 - 12/98
                       Inc. +++

                       The Trotwood Corporation++ Vice President      10/98 - Present

                       Trotwood Hunters           Vice President      10/98 - Present
                       Corporation++

                       Trotwood Hunters Site A    Vice President      10/98 - Present
                       Corp. ++

WILLIAM H. MARESCA     Dreyfus Transfer, Inc.     Chief Financial     5/98 - Present
Controller             One American Express       Officer
(Continued)            Plaza,
                       Providence, RI 02903

                       Dreyfus Service            Treasurer           3/99 - Present
                       Organization, Inc.++       Assistant           3/93 - 3/99
                                                  Treasurer

                       Dreyfus Insurance Agency   Assistant Treasurer 5/98 - Present
                       of
                       Massachusetts, Inc.++++

WILLIAM T. SANDALLS,   Dreyfus Transfer, Inc.     Chairman            2/97 - Present
JR.                    One American Express
Executive Vice         Plaza,
President              Providence, RI 02903

                       Dreyfus Service            Director            1/96 - Present
                       Corporation++              Executive Vice      2/97 - Present
                                                  President           2/97 - 12/98
                                                  Chief Financial
                                                  Officer

                       Dreyfus Investment         Director            1/96 - Present
                       Advisors, Inc.++           Treasurer           1/96 - 10/98

                       Dreyfus-Lincoln, Inc.      Director            12/96 - Present
                       4500 New Linden Hill Road  President           1/97 - Present
                       Wilmington, DE 19808

                       Seven Six Seven Agency,    Director            1/96 - 10/98
                       Inc.++                     Treasurer           10/96 - 10/98

                       The Dreyfus Consumer       Director            1/96 - Present
                       Credit Corp.++             Vice President      1/96 - Present
                                                  Treasurer           1/97 - 10/98

                       The Dreyfus Trust Company  Director            1/96 - Present
                       +++

                       Dreyfus Service            Treasurer           10/96 - 3/99
                       Organization,
                       Inc.++

                       Dreyfus Insurance Agency   Director            5/97 - 3/99
                       of                         Treasurer           5/97 - 3/99
                       Massachusetts, Inc.++++    Executive Vice      5/97 - 3/99
                                                  President

DIANE P. DURNIN        Dreyfus Service            Senior Vice         5/95 - 3/99
Vice President -       Corporation++              President -
Product                                           Marketing and
Development                                       Advertising
                                                  Division

PATRICE M. KOZLOWSKI   NONE
Senior Vice President
- Corporate
Communications

MARY BETH LEIBIG       NONE
Vice President -
Human Resources

THEODORE A. SCHACHAR   Dreyfus Service            Vice President -Tax 10/96 - Present
Vice President - Tax   Corporation++

                       The Dreyfus Consumer       Chairman            6/99 - Present
                       Credit                     President           6/99 - Present
                       Corporation ++

THEODORE A. SCHACHAR   Dreyfus Investment         Vice President -    10/96 - Present
Vice President - Tax   Advisors,                  Tax
(Continued)            Inc.++

                       Dreyfus Precious Metals,   Vice President -    10/96 - 12/98
                       Inc. +++                   Tax

                       Dreyfus Service            Vice President -    10/96 - Present
                       Organization,              Tax
                       Inc.++

WENDY STRUTT           None
Vice President

RAYMOND J. VAN COTT    Mellon Financial           Vice President      7/98 - Present
Vice-President -       Corporation+
Information Systems
                       Computer Sciences          Vice President      1/96 - 7/98
                       Corporation
                       El Segundo, CA

JAMES BITETTO          The TruePenny              Secretary           9/98 - Present
ASSISTANT SECRETARY    Corporation++

                       Dreyfus Service            Assistant Secretary 8/98 - Present
                       Corporation++

                       Dreyfus Investment         Assistant Secretary 7/98 - Present
                       Advisors, Inc.++

                       Dreyfus Service            Assistant Secretary 7/98 - Present
                       Organization, Inc.++

STEVEN F. NEWMAN       Dreyfus Transfer, Inc.     Vice President      2/97 - Present
Assistant Secretary    One American Express Plaza Director            2/97 - Present
                       Providence, RI 02903       Secretary           2/97 - Present

                       Dreyfus Service            Secretary           7/98 - Present
                       Organization, Inc.++       Assistant Secretary 5/98 - 7/98







* The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
** The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
**** The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++ The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.




Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus Government Cash Management Funds
22)      Dreyfus Growth and Income Fund, Inc.
23)      Dreyfus Growth and Value Funds, Inc.
24)      Dreyfus Growth Opportunity Fund, Inc.
25)      Dreyfus Debt and Equity Funds
26)      Dreyfus Index Funds, Inc.
27)      Dreyfus Institutional Money Market Fund
28)      Dreyfus Institutional Preferred Money Market Fund
29)      Dreyfus Institutional Short Term Treasury Fund
30)      Dreyfus Insured Municipal Bond Fund, Inc.
31)      Dreyfus Intermediate Municipal Bond Fund, Inc.
32)      Dreyfus International Funds, Inc.
33)      Dreyfus Investment Grade Bond Funds, Inc.
34)      Dreyfus Investment Portfolios
35)      The Dreyfus/Laurel Funds, Inc.
36)      The Dreyfus/Laurel Funds Trust
37)      The Dreyfus/Laurel Tax-Free Municipal Funds
38)      Dreyfus LifeTime Portfolios, Inc.
39)      Dreyfus Liquid Assets, Inc.
40)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)      Dreyfus Massachusetts Municipal Money Market Fund
42)      Dreyfus Massachusetts Tax Exempt Bond Fund
43)      Dreyfus MidCap Index Fund
44)      Dreyfus Money Market Instruments, Inc.
45)      Dreyfus Municipal Bond Fund, Inc.
46)      Dreyfus Municipal Cash Management Plus
47)      Dreyfus Municipal Money Market Fund, Inc.
48)      Dreyfus New Jersey Intermediate Municipal Bond Fund
49)      Dreyfus New Jersey Municipal Bond Fund, Inc.
50)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)      Dreyfus New Leaders Fund, Inc.
52)      Dreyfus New York Municipal Cash Management
53)      Dreyfus New York Tax Exempt Bond Fund, Inc.
54)      Dreyfus New York Tax Exempt Intermediate Bond Fund
55)      Dreyfus New York Tax Exempt Money Market Fund
56)      Dreyfus U.S. Treasury Intermediate Term Fund
57)      Dreyfus U.S. Treasury Long Term Fund
58)      Dreyfus 100% U.S. Treasury Money Market Fund
59)      Dreyfus U.S. Treasury Short Term Fund
60)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
61)      Dreyfus Pennsylvania Municipal Money Market Fund
62)      Dreyfus Premier California Municipal Bond Fund
63)      Dreyfus Premier Equity Funds, Inc.
64)      Dreyfus Premier International Funds, Inc.
65)      Dreyfus Premier GNMA Fund
66)      Dreyfus Premier Opportunity Funds
67)      Dreyfus Premier Worldwide Growth Fund, Inc.
68)      Dreyfus Premier Municipal Bond Fund
69)      Dreyfus Premier New York Municipal Bond Fund
70)      Dreyfus Premier State Municipal Bond Fund
71)      Dreyfus Premier Value Equity Funds
72)      Dreyfus Short-Intermediate Government Fund
73)      Dreyfus Short-Intermediate Municipal Bond Fund
74)      The Dreyfus Socially Responsible Growth Fund, Inc.
75)      Dreyfus Stock Index Fund
76)      Dreyfus Tax Exempt Cash Management
77)      The Dreyfus Premier Third Century Fund, Inc.
78)      Dreyfus Treasury Cash Management
79)      Dreyfus Treasury Prime Cash Management
80)      Dreyfus Variable Investment Fund
81)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
82)      General California Municipal Bond Fund, Inc.
83)      General California Municipal Money Market Fund
84)      General Government Securities Money Market Funds, Inc.
85)      General Money Market Fund, Inc.
86)      General Municipal Bond Fund, Inc.
87)      General Municipal Money Market Funds, Inc.
88)      General New York Municipal Bond Fund, Inc.
89)      General New York Municipal Money Market Fund




(b)



                                                                                 Positions and
Name and principal                                                               Offices with
Business address               Positions and offices with the Distributor        Registrant
----------------               ------------------------------------------        ----------


Thomas F. Eggers *             Chief Executive Officer and Chairman of the       None
                               Board
J. David Officer *             President and Director                            None
Stephen Burke *                Executive Vice President                          None
Charles Cardona *              Executive Vice President                          None
Anthony DeVivio **             Executive Vice President                          None
David K. Mossman **            Executive Vice President                          None
Jeffrey N. Nachman ***         Executive Vice President and Chief Operations     None
                               Officer
William T. Sandalls, Jr. *     Executive Vice President and Director             None
Wilson Santos **               Executive Vice President and Director of          None
                               Client Services
William H. Maresca *           Chief Financial Officer                           None
Ken Bradle **                  Senior Vice President                             None
Stephen R. Byers *             Senior Vice President                             None
Frank J. Coates *              Senior Vice President                             None
Joseph Connolly *              Senior Vice President                             Vice President
                                                                                 and Treasurer
William Glenn *                Senior Vice President                             None
Michael Millard **             Senior Vice President                             None
Mary Jean Mulligan **          Senior Vice President                             None
Bradley Skapyak *              Senior Vice President                             None
Jane Knight *                  Chief Legal Officer and Secretary                 None
Stephen Storen *               Chief Compliance Officer                          None
Jeffrey Cannizzaro *           Vice President - Compliance                       None
Maria Georgopoulos *           Vice President - Facilities Management            None
William Germenis               Vice President - Compliance                       None
Walter T. Harris *             Vice President                                    None
Janice Hayles *                Vice President                                    None
Hal Marshall *                 Vice President - Compliance                       None
Paul Molloy *                  Vice President                                    None
Theodore A. Schachar *         Vice President - Tax                              None
James Windels *                Vice President                                    None
James Bitetto *                Assistant Secretary                               None





*         Principal business address is 200 Park Avenue, New York, NY 10166.
** Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***       Principal business address is 401 North Maple Avenue, Beverly Hills,
          CA 90210.

Item 28.    Location of Accounts and Records
-------     --------------------------------

            1.    Mellon Bank, N.A.
                  One Mellon Bank Center
                  Pittsburgh, Pennsylvania 15258

            2.    Dreyfus Transfer, Inc.
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            3.    The Dreyfus Corporation
                  200 Park Avenue
                  New York, New York 10166

Item 29.    Management Services
-------     -------------------

            Not Applicable

Item 30.    Undertakings
-------     ------------

            None




                                   SIGNATURES
                                  -------------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of August, 2000.


                             DREYFUS GNMA FUND, INC.


            BY:   /s/Stephen E. Canter*
                  ---------------------------
                  Stephen E. Canter, PRESIDENT


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signatures                       Title                   Date



/s/ Stephen E. Canter*                President (Principal Executive    08/28/00
________________________________      Officer) and Director
Stephen E. Canter


/s/Joseph Connolly*                 Vice President and Treasurer        08/28/00
________________________________    (Principal Financial Officer)
Joseph Connolly

/s/David Burke*                     Controller (Principal Accounting    08/28/00
_________________________________   Officer)
David Burke

/s/Joseph S. DiMartino*             Director                            08/28/00
_________________________________
Joseph S. DiMartino


/s/Samuel Chase*                    Director                            08/28/00
_________________________________
Samuel Chase

/s/Gordon J. Davis*                 Director                            08/28/00
_________________________________
Gordon J. Davis


/s/Joni Evans*                      Director                            08/28/00
_________________________________
Joni Evans


/s/Arnold S. Hiatt*                 Director                           08/28/00
_________________________________
Arnold S. Hiatt


/s/Burton N. Wallack*               Director                            08/28/00
__________________________________
Burton N. Wallack





*BY:  /s/John B. Hammalian
      ____________________________
      John B. Hammalian
      Attorney-in-Fact




                               INDEX OF EXHIBITS


Exhibit No.


23.   (b)   Amended By-Laws

      (e)   Distribution Agreement and
            Forms of Service Agreements

      (j)   Consent of Independent Auditors

      (m)   Rule 12b-1 Plan, as amended

      (p)   Code of Ethics


OTHER EXHIBITS


      (a)   Powers of Attorney
      (b)   Certificate of Secretary